Sensitivities - Schedule of sensitivities on areas of estimation uncertainty (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other environment related provision | Change in the real discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	1.00%	1.00%
Change in risk variable, impact on income statement	£ 173	£ 150
Change in risk variable, impact on net assets	£ 173	150
Other environment related provision | Change in the real discount rate | Increase (decrease) due to voluntary changes in accounting policy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on income statement		(9)
Change in risk variable, impact on net assets		£ (24)
Other environment related provision | Change in estimated future cash flows
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	20.00%	20.00%
Change in risk variable, impact on income statement	£ 462	£ 354
Change in risk variable, impact on net assets	462	354
UK | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	22	29
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	1,147	1,264
UK | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	8	8
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	902	933
UK | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	4	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	81	50
UK | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	2	2
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	402	441
UK | Pensions | Value of buy-in policies offset to actuarial assumption of discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(171)	(188)
UK | Pensions | Value of buy-in policies offset to actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(150)	(164)
UK | Pensions | Value of buy-in policies and longevity swap offset to actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	£ (126)	£ (136)
UK | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%
UK | Pensions | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%
UK | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	1.00%	1.00%
UK | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year	1 year
US | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 18	£ 26
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	801	977
US | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	2	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	37	57
US | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	2	3
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	288	344
US | Assumed US healthcare cost trend rates change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	18	24
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 276	£ 324
US | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%
US | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	1.00%	1.00%
US | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year	1 year
US | Pensions | Assumed US healthcare cost trend rates change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%	1.00%